Note 9 - Payroll and Related Benefits - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cost of sales	R$ 1,714.8	R$ 1,912.3	R$ 1,890.2
Distribution expenses	791.5	780.8	722.1
Sales and marketing expenses	1,096.8	989.8	980.8
Administrative expenses	1,470.1	970.3	1,154.0
Net finance cost	42.9	95.9	27.5
Exceptional item	6.9	(2.9)
	R$ 5,123.0	R$ 4,746.2	R$ 4,774.6